Annual Total Returns- Vanguard Long-Term Treasury Index Fund (Retail) [BarChart] - Retail - Vanguard Long-Term Treasury Index Fund - Admiral Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	28.88%	3.49%	(12.74%)	25.03%	(1.34%)	1.30%	8.69%	(1.67%)	14.30%